Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2020	2019
	(U.S. Dollars in thousands)

Office furniture and lab equipment	820	325
Computers and electronic equipment	151	39
Machinery	1,762	-
Leasehold improvement	16	-
Land – See b below	6,297	-
Prepayments on account of production line in construction - See b below	5,318	-
	14,364	364
Less: accumulated depreciation	(344)	(136)
Total property and equipment, net	14,020	228